General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Payroll and related benefits (including share-based compensation)	1,886	2,262	1,403
Professional services	1,966	3,369	2,440
Others	284	226	282
	4,166	5,857	4,125